Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (5.2%)
*	Alphabet Inc. Class A	287,000	43,317
*	Alphabet Inc. Class C	167,400	25,488
	Walt Disney Co.	111,300	13,619
*	Baidu Inc. ADR	125,600	13,223
	Meta Platforms Inc. Class A	6,100	2,962
*	Charter Communications Inc. Class A	5,400	1,569
			100,178
Consumer Discretionary (9.0%)
	Sony Group Corp. ADR	322,400	27,643
	Ross Stores Inc.	182,800	26,828
*	Tesla Inc.	147,400	25,911
	TJX Cos. Inc.	192,500	19,523
	Alibaba Group Holding Ltd. ADR	263,300	19,052
*	Amazon.com Inc.	82,800	14,936
*	Mattel Inc.	615,200	12,187
	Whirlpool Corp.	70,900	8,482
*	Royal Caribbean Cruises Ltd.	47,800	6,645
	Bath & Body Works Inc.	91,100	4,557
*	Flutter Entertainment plc	11,100	2,213
	Marriott International Inc. Class A	8,400	2,119
	eBay Inc.	35,400	1,868
	Restaurant Brands International Inc.	20,000	1,589
			173,553
Consumer Staples (0.3%)
	Sysco Corp.	57,600	4,676
*	Dollar Tree Inc.	14,800	1,971
			6,647
Energy (2.3%)
	Hess Corp.	124,400	18,988
	Pioneer Natural Resources Co.	53,800	14,123
	ConocoPhillips	42,000	5,346
	EOG Resources Inc.	32,700	4,180
*	Transocean Ltd. (XNYS)	278,100	1,747
			44,384
Financials (6.8%)
	Wells Fargo & Co.	684,100	39,650
	JPMorgan Chase & Co.	86,100	17,246
	Visa Inc. Class A	59,000	16,466
	Marsh & McLennan Cos. Inc.	73,900	15,222
	Raymond James Financial Inc.	96,350	12,373
	Bank of America Corp.	212,200	8,047

		Shares	Market Value ($000)
	Progressive Corp.	21,100	4,364
	Northern Trust Corp.	44,400	3,948
	Fidelity National Information Services Inc.	49,000	3,635
	Charles Schwab Corp.	44,200	3,197
	Mastercard Inc. Class A	4,700	2,263
	Citigroup Inc.	31,700	2,005
	CME Group Inc.	8,500	1,830
*	PayPal Holdings Inc.	24,000	1,608
			131,854
Health Care (30.3%)
	Eli Lilly & Co.	321,571	250,169
	Amgen Inc.	225,171	64,021
*	Biogen Inc.	231,050	49,821
*	Boston Scientific Corp.	640,902	43,895
	AstraZeneca plc ADR	639,600	43,333
	Thermo Fisher Scientific Inc.	41,400	24,062
	Novartis AG ADR	201,150	19,457
	Bristol-Myers Squibb Co.	320,900	17,402
*	BioMarin Pharmaceutical Inc.	166,900	14,577
	Roche Holding AG	40,007	10,215
	GSK plc ADR	213,400	9,149
*	Elanco Animal Health Inc. (XNYS)	472,616	7,694
	Zimmer Biomet Holdings Inc.	45,500	6,005
*	BeiGene Ltd. ADR	34,000	5,317
	CVS Health Corp.	62,400	4,977
	Stryker Corp.	8,400	3,006
	Agilent Technologies Inc.	20,000	2,910
	Medtronic plc	31,300	2,728
*	IQVIA Holdings Inc.	10,200	2,580
	Abbott Laboratories	21,000	2,387
	Sandoz Group AG	44,890	1,355
			585,060
Industrials (12.4%)
	FedEx Corp.	217,600	63,047
	Siemens AG (Registered)	190,334	36,342
	Southwest Airlines Co.	646,650	18,876
	Airbus SE	92,654	17,070
	Caterpillar Inc.	40,900	14,987
*	United Airlines Holdings Inc.	309,900	14,838
	Delta Air Lines Inc.	254,800	12,197
	Union Pacific Corp.	41,900	10,305
	TransDigm Group Inc.	7,450	9,175
*	American Airlines Group Inc.	535,000	8,212
	Textron Inc.	77,100	7,396
	United Parcel Service Inc. Class B (XNYS)	45,650	6,785
*	Alaska Air Group Inc.	108,100	4,647
	Carrier Global Corp.	73,800	4,290
	General Dynamics Corp.	10,700	3,023
	CSX Corp.	77,700	2,880
	JB Hunt Transport Services Inc.	12,100	2,411
	Otis Worldwide Corp.	21,250	2,110
			238,591
Information Technology (28.2%)
	Micron Technology Inc.	597,500	70,439
	Microsoft Corp.	155,200	65,296
	KLA Corp.	89,800	62,732
*	Adobe Inc.	107,000	53,992

		Shares	Market Value ($000)
	Intel Corp.	1,153,200	50,937
	Texas Instruments Inc.	271,800	47,350
	NVIDIA Corp.	43,300	39,124
	Oracle Corp.	219,200	27,534
	NetApp Inc.	207,800	21,813
	Intuit Inc.	32,300	20,995
	Analog Devices Inc.	65,600	12,975
	QUALCOMM Inc.	70,700	11,970
	HP Inc.	362,350	10,950
	Hewlett Packard Enterprise Co.	466,950	8,279
	Entegris Inc.	51,300	7,210
	Applied Materials Inc.	31,800	6,558
	Apple Inc.	37,800	6,482
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	5,982
	Cisco Systems Inc.	117,600	5,869
	Corning Inc.	96,250	3,172
*	Palo Alto Networks Inc.	7,800	2,216
	Teradyne Inc.	18,500	2,087
*	Autodesk Inc.	5,900	1,537
			545,499
Materials (1.2%)
	Albemarle Corp.	49,200	6,482
	Glencore plc	702,066	3,853
	Freeport-McMoRan Inc.	65,500	3,080
	DuPont de Nemours Inc.	38,566	2,957
	Linde plc	6,300	2,925
	Corteva Inc.	30,700	1,770
	Dow Inc.	18,066	1,046
			22,113
Total Common Stocks (Cost $944,347)			1,847,879
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $83,497)	835,028	83,486
Total Investments (100.0%) (Cost $1,027,844)			1,931,365
Other Assets and Liabilities—Net (0.0%)			734
Net Assets (100%)			1,932,099
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,776,831	71,048	—	1,847,879
Temporary Cash Investments	83,486	—	—	83,486
Total	1,860,317	71,048	—	1,931,365